Financial instruments included in the statement of financial position and impact on income - Additional Information (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Cash and cash equivalents	€ 21,629	€ 41,388	€ 63,021	€ 83,921
EIB loan
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Cash and cash equivalents	25,300
Minimum cash balance	€ 10,300